Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—98.7%
	Basic Industry - Metals & Mining—1.5%
$152,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	$ 144,141
127,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	124,474
125,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.000%, 12/15/2026	124,315
	TOTAL	392,930
	Capital Goods - Aerospace & Defense—3.3%
306,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	304,245
200,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	203,659
152,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	148,841
230,000	RTX Corporation, Sr. Unsecd. Note, 5.750%, 11/8/2026	235,937
	TOTAL	892,682
	Capital Goods - Building Materials—0.7%
102,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	100,314
100,000	Carrier Global Corp., Sr. Unsecd. Note, 144A, 5.800%, 11/30/2025	101,438
	TOTAL	201,752
	Capital Goods - Construction Machinery—1.0%
152,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	138,630
152,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	141,363
	TOTAL	279,993
	Capital Goods - Diversified Manufacturing—0.9%
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	97,866
152,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	140,015
	TOTAL	237,881
	Communications - Cable & Satellite—1.9%
204,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Series USD, 4.500%, 2/1/2024	204,000
290,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	298,353
	TOTAL	502,353
	Communications - Media & Entertainment—3.1%
152,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	151,456
102,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	103,439
229,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	222,182
350,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	352,433
	TOTAL	829,510
	Communications - Telecom Wireless—1.9%
150,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	153,308
200,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	197,551
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	150,753
	TOTAL	501,612
	Communications - Telecom Wirelines—1.4%
250,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	244,636
152,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	145,289
	TOTAL	389,925
	Consumer Cyclical - Automotive—3.4%
254,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	234,463
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	208,924
225,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	229,564

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$254,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	$ 247,889
	TOTAL	920,840
	Consumer Cyclical - Retailers—0.9%
254,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	253,794
	Consumer Cyclical - Services—0.8%
225,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	227,016
	Consumer Non-Cyclical - Food/Beverage—5.4%
254,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	249,321
250,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	251,034
152,000	Coca-Cola Co., Sr. Unsecd. Note, 1.750%, 9/6/2024	149,083
152,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	150,776
185,000	H.J. Heinz Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	195,914
127,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	118,349
152,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	147,026
204,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	198,022
	TOTAL	1,459,525
	Consumer Non-Cyclical - Health Care—5.1%
152,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	143,804
150,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	149,998
225,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	221,075
450,000	GE Healthcare Holding LLC, Unsecd. Note, 5.650%, 11/15/2027	464,399
95,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	95,957
152,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	147,498
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.800%, 11/21/2027	152,712
	TOTAL	1,375,443
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
205,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	203,867
250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	254,526
152,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	149,633
250,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	249,478
140,000	Zoetis, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2025	141,349
	TOTAL	998,853
	Consumer Non-Cyclical - Tobacco—2.4%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	210,973
204,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	200,583
225,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	228,683
	TOTAL	640,239
	Energy - Independent—2.2%
204,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	203,122
265,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	261,823
140,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	142,442
	TOTAL	607,387
	Energy - Integrated—1.5%
204,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	203,780
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	203,784
	TOTAL	407,564
	Energy - Midstream—4.1%
120,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	124,227
300,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 5/1/2027	299,430
215,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	208,205

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$210,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	$ 207,645
254,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	255,106
	TOTAL	1,094,613
	Energy - Refining—0.8%
204,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	202,586
	Financial Institution - Banking—25.0%
250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	260,776
975,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 6.250%, 11/17/2028	984,120
254,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	244,317
750,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	735,291
95,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	95,660
120,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	119,640
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	258,150
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,543
575,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	593,147
950,000	JPMorgan Chase & Co., Sub. Note, 4.250%, 10/1/2027	938,030
250,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	245,035
715,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	738,541
254,000	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.300%, 10/30/2024	250,262
140,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	145,523
254,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	234,048
254,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	233,937
637,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	615,468
	TOTAL	6,741,488
	Financial Institution - Broker/Asset Mgr/Exchange—0.4%
105,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	108,531
	Financial Institution - Finance Companies—2.6%
254,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	246,616
200,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	204,344
254,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	251,931
	TOTAL	702,891
	Financial Institution - Insurance - Health—2.6%
204,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	196,107
250,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	245,471
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	258,042
	TOTAL	699,620
	Financial Institution - Insurance - Life—1.4%
127,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	124,613
250,000	Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	251,077
	TOTAL	375,690
	Financial Institution - Insurance - P&C—1.5%
167,000	American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	160,860
254,000	CNA Financial Corp., Sr. Unsecd. Note, 3.950%, 5/15/2024	252,675
	TOTAL	413,535
	Financial Institution - REIT - Apartment—0.4%
127,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	120,706
	Financial Institution - REIT - Healthcare—0.5%
127,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	124,922
	Financial Institution - REIT - Office—1.4%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2026	246,693

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$127,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	$ 124,170
	TOTAL	370,863
	Technology—7.4%
254,000	Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	252,530
210,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	204,446
254,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	237,532
200,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	205,185
150,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.600%, 4/6/2027	149,171
245,000	Micron Technology, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2028	249,292
190,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	189,248
254,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	250,596
254,000	VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	247,702
	TOTAL	1,985,702
	Technology Services—0.7%
200,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	200,656
	Transportation - Services—1.6%
152,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	138,261
152,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	148,577
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	152,581
	TOTAL	439,419
	Utility - Electric—7.2%
254,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	233,114
90,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	92,796
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	205,378
205,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	207,148
127,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	122,137
152,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	149,210
150,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	148,452
240,000	Florida Power & Light Co., 5.050%, 4/1/2028	245,768
225,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	227,774
235,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	239,706
82,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	83,113
	TOTAL	1,954,596
	TOTAL CORPORATE BONDS (IDENTIFIED COST $26,748,701)	26,655,117
	INVESTMENT COMPANY—0.5%
137,478	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[1] (IDENTIFIED COST $137,479)	137,533
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $26,886,180)	26,792,650
	OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	212,978
	TOTAL NET ASSETS—100%	$27,005,628

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2023	$192,863
Purchases at Cost	$2,548,669
Proceeds from Sales	$(2,604,150)
Change in Unrealized Appreciation/Depreciation	$28
Net Realized Gain/(Loss)	$123
Value as of 1/31/2024	$137,533
Shares Held as of 1/31/2024	137,478
Dividend Income	$8,541

1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$26,655,117	$—	$26,655,117
Investment Company	137,533	—	—	137,533
TOTAL SECURITIES	$137,533	$26,655,117	$—	$26,792,650

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust